Debt	12 Months Ended
Dec. 31, 2022
Debt
Debt

15.Debt

Short-term Debt

The following table presents the Company’s outstanding short-term debt as of December 31, 2021 and 2022:

	Annual		As of	As of
Name	interest rates	Term	December 31, 2021	December 31, 2022
			RMB	RMB	US$
Short-term loans
East West Bank	5.00%	6 months	65,000	65,000	9,424
SPD Silicon Valley Bank	4.85% - 6.00% (Floating)	6 months	70,000	—	—
China Merchants Bank	5.00%	6 months	5,000	—	—
Yirongxin Commercial Factoring Limited	15.15%	60 days	4,024	—	—
Long-term debt, current portion	8.45% - 10.46%	3-4 years	4,417	434	63
Total			148,441	65,434	9,487

In April 2021, the Company entered into a banking facility agreement with East West Bank, pursuant to which the Company is entitled to borrow RMB65,000 with an interest rate of 5.00%. The loan is intended for general working capital purposes and is guaranteed by the Company and secured by certain accounts receivables of the Company.

15.Debt (continued)

Short-term Debt (continued)

In November 2020, the Company entered into a banking facility agreement with SPD Silicon Valley Bank, pursuant to which the Company is entitled to borrow RMB70,000 with a floating interest rate benchmarked to one-year lending rate of PBOC. The Company drew down RMB70,000 in 2021 and fully repaid in 2022. The loan is intended for general working capital purposes and is secured by standby letter of credits issued by SPD Silicon Valley Bank and by certain accounts receivables of the Company.

In December 2021, the Company entered into a banking facility agreement with China Merchants Bank, pursuant to which the Company is entitled to borrow RMB30,000 with an interest rate of 5.00%. The Company drew down RMB5,000 in December 2021 and fully repaid in June 2022. The loan is intended for general working capital purposes and is secured by standby letter of credits issued by China Merchants Bank.

In November 2021, the Company entered into factoring agreements with Yirongxin Commercial Factoring Limited, pursuant to which the Company is entitled to borrow RMB5,000 with an interest rate of 15.15%. The Company drew down RMB2,000 and RMB2,024 in November 2021 and December 2021, respectively and fully repaid in 2022. The loan is intended for general working capital purposes and is secured by certain accounts receivables of the Company.

Long-term debt

The following table presents the Company’s long-term debt as of December 31, 2021 and 2022:

	Annual		As of	As of
	interest rates	Term	December 31, 2021	December 31, 2022
			RMB	RMB	US$
Long-term debt, current portion	8.45% - 10.46%	3-4 years	4,417	434	63
Long-term debt, non-current portion	8.45% - 10.46%	3-4 years	3	1,303	189
Total			4,420	1,737	252

In July 2019, the Company entered into an agreement with a third party pursuant to which the Company borrowed a total of RMB15,270 as of December 31, 2020. Under the terms of the agreement, the Company will repay in fixed monthly installments over 36 months. The effective interest rate for the various borrowings was 8.45% - 8.98% per annum. The borrowing is secured by the Company’s property and equipment and was ended in June 2022. The security relationship was released as of December 31, 2022.

In December 2022, the Company entered into an agreement with a third party pursuant to which the Company borrowed RMB1,427 to purchase 12 vehicles for a total consideration of RMB1,737 for the Company’s ride-hailing solution business. Under the terms of the agreement, the Company will repay in fixed monthly installments over 48 months. The effective interest rate was 10.46% per annum. The Company obtained the ownership of the vehicles at inception of the arrangement and the borrowings are secured by the related vehicles.

The weighted average interest rate for all the outstanding borrowings was approximately5.70%, 5.77% and 5.18% as of December 31, 2020, 2021 and 2022 respectively.

As of December 31, 2022, maturities of the debt are as follows:

	RMB	US$
2023	65,434	9,487
2024	434	63
2025	434	63
2026	435	63
Total	66,737	9,676